Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income and Expenses
Schedule of Finance Income and Expenses

EUR’000	2023	2022	2021
Foreign currency gain	109	3,424	1,795
Fair value change of derivative (ineffectiveness)	—	363	—
Interest gained	1,432	244	—
Finance income	1,541	4,031	1,795

EUR’000	2023	2022	2021
Interest expense
– Interest linked to debt liabilities	2,851	1,351	2,727
– Interest with related parties	—	157	684
Fair value change of derivative (ineffectiveness)	765	—	—
Lease liabilities	25	21	30
Foreign currency loss	389	7,834	1,692
Bank fees	456	318	358
Finance expenses	4,486	9,681	5,491